Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRUST FOR CREDIT UNIONS
Prospectus Date	rr_ProspectusDate	Dec. 23, 2011
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2012